Document And Entity Information	3 Months Ended
Dec. 31, 2015
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2015
Entity Registrant Name	BEACON ROOFING SUPPLY INC
Entity Central Index Key	0001124941
Entity Filer Category	Large Accelerated Filer
Trading Symbol	BECN